Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 2,008	$ 6,117
Marketable Securities	1,300	1,323
Receivables And Prepaids	450	297
Total Current Assets	3,758	7,737
Non-current Assets
Mineral Property Interests	23,781	15,820
Equipment	44	83
Total Non-current Assets	23,825	15,903
Total Assets	27,583	23,640
Current Liabilities
Accounts Payable And Accrued Liabilities	929	324
Flow Through Premium Liability	198	0
Deferred Royalty Liability, Current	35	35
Lease Liability, Current	21	31
Total Current Liabilities	1,183	390
Long Term Liabilities
Deferred Royalty Liability, Long Term	107	116
Lease Liability, Long Term	0	20
Total Long Term Liabilities	107	136
Total Liabilities	1,290	526
Shareholders' Equity
Share Capital	77,753	73,595
Reserve For Share-based Payments	1,676	821
Accumulated Other Comprehensive Loss	(2,049)	(2,044)
Deficit	(51,087)	(49,258)
Total Shareholders' Equity	26,293	23,114
Total Liabilities And Shareholders' Equity	$ 27,583	$ 23,640